Property and equipment net (Tables)	6 Months Ended
Mar. 31, 2025
Property and equipment net
Schedule of property, plant and equipment, stated at cost less accumulated depreciation
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Machinery and equipment	$93,093	$94,388
Transportation equipment	38	39
Office equipment	1,794	3,064
Subtotal	94,925	97,491
Accumulated depreciation	(46,437)	(55,198)
Total	$48,488	$42,293